SEMI-ANNUAL REPORT

[Graphic]

RICHARD B. FISHER

President

Federated Municipal Opportunities Fund, Inc.

President's Message

Dear Fellow Shareholder:

Federated Municipal Opportunities Fund, Inc. was created in 1987, and I am pleased to present its 12th Semi-Annual Report. At the end of the reporting period, this $483 million fund was invested across 173 issues, had an average maturity of slightly more than 10 years, and an average coupon rate of 6.35%. This report covers the first half of the fund's fiscal year, which is the six-month period from September 1, 1998 through February 28, 1999. It begins with an interview with Mary Jo Ochson, Senior Vice President, who co-manages the fund with J. Scott Albrecht, Vice President, both of Federated Invest ment Management Company. Following their discussion covering the fund's performance and investment strategy are three additional items of share holder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's municipal bond holdings, and third is the publication of the fund's financial state ments.

This fund pursues monthly tax-free income from a broadly diversified portfo lio of long-term municipal bonds. 1 The fund is carefully managed to be as tax efficient as possible by avoiding taxable gains. In fact, the fund has a long-standing record of never making a taxable distribution to shareholders.

The yield generated by the fund during the reporting period substantially exceeded that of its peer group, and the fund's total return was competitive with the returns of the 264 general municipal funds as tracked by the Lipper General Municipal Funds Average. 2

1 State, local, and federal alternative minimum taxes may apply.

2 The Lipper General Municipal Funds Average figure represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the category. This figure does not take sales charges into account.

Individual share class total return performance for the six-month reporting period, including income distributions, follows. 3

                 TOTAL RETURN   INCOME DISTRIBUTIONS   NET ASSET VALUE CHANGE
Class A Shares   1.34%          $0.28                  $11.04 to $10.91= (1%)
Class B Shares   0.95%          $0.23                  $11.03 to $10.90= (1%)
Class C Shares   1.03%          $0.23                  $11.03 to $10.91= (1%)
Class F Shares   1.34%          $0.28                  $11.04 to $10.91= (1%)

Thank you for selecting Federated Municipal Opportunities Fund, Inc. as a convenient, diversified way to pursue tax-free income. Of course, you have the option of receiving income from the fund or building your account by reinvesting your dividends and compounding tax-free.

Sincerely,

[Graphic]

Richard B. Fisher

President

April 15, 1999

3 Performance quoted is based on net asset value, represents past perfor mance, and is not indicative of future results. Investment return and prin cipal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C and F Shares were (3.22%), (4.48%), 0.05% and (0.64%), respectively.

[Graphic]

Mary Jo Ochson

Senior Vice President

Federated Investment Management Company

[Graphic]

J. Scott Albrecht

Vice President

Federated Investment Management Company

Investment Review

WHAT IS YOUR VIEW OF THE MUNICIPAL BOND MARKET OVER THE REPORTING PERIOD?

The municipal bond market offered investors remarkable relative value during the six-month reporting period ended February 28, 1999. Municipal bond issu ance was extremely heavy for most of 1998, due largely to a low interest rate environment. Because of the attractive rates, municipal entities sold a record number of bonds to refinance existing debt and build new projects.

As for the other side of the supply/demand coin, demand for municipal bonds was impacted by the "rate shock" from individual investors which occurred when long-term yields on municipal bonds were at or below the 5.00% thresh old. As a result of this supply/demand imbalance, the yield on municipal securities surged to over 104% of Treasuries in October 1998. The average spread in the fourth quarter of 1998 was 96% of Treasuries, while the histor ical average spread is closer to 85%.

Year-to-date municipal bond issuance has slowed, at least in comparison to that in January and February of 1998. Although the average spread between municipal bonds and Treasuries had declined to approximately 90% by February 28, 1999, municipal bond yields are still at very attractive lev els.

HOW DID FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. PERFORM WITH RESPECT TO TOTAL RETURN DURING THE REPORTING PERIOD?

For the six-month period ended February 28, 1999, the Class A Shares of the fund produced a total return that was competitive with the returns of the 264 general municipal funds tracked by Lipper Analytical Services, Inc. The fund's Class A Shares returned 1.34%, based on net asset value, 1 while the Lipper General Municipal Funds Average returned 1.76%. The income generated by the fund, however, substantially exceeded that of its peer group.

The fund's total return was affected by spread widening between BBB- and AAA-rated bonds. When credit spreads widened, lower rated bonds underperformed higher rated bonds. The portfolio maintained a greater percentage of assets in BBB-rated securities than other funds in its peer group.

WHAT WERE THE FUND'S TOP FIVE HOLDINGS AS OF FEBRUARY 28, 1999?



                                                           COUPON     PERCENTAGE

ISSUER                                    MATURITY         RATE       OF NET ASSETS
Indianapolis, IN Airport Authority
(FDX Corp.)                               01/15/2017       7.100%     4.0%
District of Columbia
Revenue Bonds
(American University)                     10/1/2026        5.625%     3.7%
Illinois Health
Facilities Authority
(Edgewater Hospital & Medical Center)     7/01/2024        9.250%     2.6%
Springfield, TN
Hospital Revenue Bonds

(Northcrest Medical Center)               04/01/2024       8.500%     2.1%
Pennsylvania
Wastewater
Treatment Revenue Bonds                   12/01/2024       7.600%     1.9%


These five holdings comprised 14.3% of the fund's total net assets.

HOW WERE THE FUND'S ASSETS ALLOCATED IN TERMS OF CREDIT QUALITY AT THE END OF THE REPORTING PERIOD?



              PERCENTAGE OF
              NET ASSETS

AAA           20.4%
AA             6.5%
A              5.6%
BBB           34.4%
BB or lower    3.5%
Non-rated     29.6%


HOW DID THE FUND PERFORM IN TERMS OF INCOME AND YIELD?

Federated Municipal Opportunities Fund, Inc. produced more federal tax-exempt income than the average long-term general municipal fund. As of February 28, 1999, the Class A Shares of the fund produced a 30-day SEC yield of 4.30%, based on net asset value, 2 which beat the average yield of 3.79% for its Lipper peer group. The fund's core position in lower rated bonds (BBB and below)3 with attractive coupons was the driving force behind the fund's excellent income performance. This performance is even more impressive on a tax equivalent basis, with yields ranging from 5.97% for an investor in the 28% tax bracket to 7.12% for an investor in the 39.6% tax bracket.

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period for Class B, C, and F Shares, based on net asset value, were 0.95%, 1.03%, and 1.34%, respec tively. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C and F Shares were (3.22%), (4.48%), 0.05%, and (0.64%), respectively.

2 The 30-day SEC yields as of February 28, 1999 for Class B, C, and F Shares, were 3.55%, 3.55%, and 4.30%, based on net asset value, respectively. Based on offering price, the SEC yields were 4.10%, 3.55%, 3.55%, and 4.26% for Class A, B, C, and F Shares, respectively.

3 Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

YOU HAVE DISCUSSED THE TAX EFFICIENCY OF THIS FUND IN THE PAST. HOW DO YOU MANAGE A FUND FOR TAX EFFICIENCY?

We make every effort to avoid transactions in the fund that would result in a capital gain not offset by capital losses. The fund accomplishes this by pri marily carrying over losses from previous tax years or tax-loss swaps in the current year. In fact, the fund has a long-standing record of never making a taxable distribution.

DURING THE YEAR, THE FUND'S BOARD OF DIRECTORS VOTED TO ALLOW THE FUND TO INVEST A GREATER PERCENTAGE OF ITS ASSETS IN HIGHER YIELDING, LOWER RATED MUNICIPAL BONDS. TO WHAT EXTENT HAVE YOU USED THIS FLEXIBILITY, AND WHAT IS THE AVERAGE CREDIT QUALITY OF THE FUND'S PORTFOLIO?

Though the policy is in place to allow us to invest in lower rated municipal bonds, we have done so on a limited basis, and the flexibility has not resulted in a significantly lower overall credit quality. The average quality of the fund's portfolio was BBB as of the end of the reporting period. We will continue to selectively participate in the income opportunities that can be found in the below-investment-grade area of the market, where investors can be rewarded with added yield for assuming incremental risk. We believe that this is an ongoing process that can benefit shareholders who want to pursue a higher level of tax-free income.

WHAT ROLE DOES CREDIT ANALYSIS PLAY IN MANAGING THE FUND?

The fund uses a very credit intensive approach to selecting securities. We have pulled together a team of experienced analysts who do extensive research on every issue. The analysts who work on this fund have an average of 13 years of analytical experience. Each analyst also has relevant work experi ence in some of the sectors that they follow.

Each issue is independently reviewed by our analysts regardless of whether or not it has received a rating from one of the rating agencies. This review involves discussions with the issuer, borrower, investment bankers, and other involved parties. When appropriate, our analyst makes an on-site visit. After the research is complete, the analyst's recommendation is reviewed by our credit committee, which consists of senior department personnel, includ ing portfolio managers and other analysts. If the committee agrees that the security meets our standards, we buy it.

After we purchase an issue, we continue to follow it. In addition to follow ing broad sector trends, the credit staff reviews all of our securities on at least an annual basis; many are reviewed more frequently-quarterly or even monthly. When we see signs of changing situations, we alter our holdings accordingly.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET FOR THE BALANCE OF 1999?

We continue to be very optimistic about the municipal bond market. The U.S. economy remains strong, which has contributed to the fiscal health of state and local governments and other municipal bond issuers. Although the economy is steaming, we do not expect to see any Federal Reserve Board tight ening moves any time soon. Inflation continues to be barely noticeable, there is less government borrowing, and the global economy remains relatively weak. This should keep interest rates in a narrow trading range. In an environment of stable interest rates, credits that have higher yields-such as those you see in Federated Municipal Opportunities Fund, Inc.-have an advantage for total return.

Two Ways You May Seek to Invest for Success:

RESULTS OF A $12,000 INVESTMENT

IF YOU MADE AN INITIAL INVESTMENT OF $12,000 IN CLASS F SHARES OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. ON 4/10/87, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $27,211 ON 2/28/99. YOU WOULD HAVE EARNED A 7.17% AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN. 1

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax-free.

As of 3/31/99, the Class A Shares' average annual 1-year and since inception (8/5/96) total returns were (0.15)% and 5.06%, respectively. Class B Shares' average annual 1-year and since inception (8/5/96) total returns were (1.67)%, and 4.68%, respectively. Class C Shares' average annual 1-year and since inception (8/5/96) total returns were 2.80% and 6.07%, respectively. Class F Shares' average annual 1-year, 5-year, and 10-year total returns were 2.57%, 6.25%, and 7.05%, respectively. 2

[Graphic]
See Appendix A

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge and the 1.00% contingent deferred sales charge for Class F Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account the 4.50% sales charge for Class A Shares, the 5.50% contingent deferred sales charge for Class B Shares, the 1.00% contingent deferred sales charge for Class C Shares, and the 1.00% sales charge and 1.00% contingent deferred sales charge for Class F Shares.

ONE STEP AT A TIME

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR 11 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $18,629.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class F Shares of Feder ated Municipal Opportunities Fund, Inc. on 4/10/87, reinvested your divi dends and capital gains and did not redeem any shares, you would have invested only $12,000, but your account would have reached a total value of $18,629 1 by 2/28/99. You would have earned an average annual total return of 6.76%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[Graphic]
See Appendix B

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing reg ularly over time and buying shares at various prices, investors can pur chase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.

 Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue pur chases through periods of low price levels.

Hypothetical Profile: Investing Tax-Free Monthly Income

Fred and Margie Potter both work and have no children. At the peak of their careers, this tax-sensitive couple was seeking a way to keep more of what they earn. On April 10, 1987, they invested $5,000 in the Class F Shares of Federated Municipal Opportunities Fund, Inc. and continue to invest $500 in the fund on the last day of every month.

As this chart shows, since that time, their investment has grown-on a tax-free basis-to $118,484. 1 This represents a 6.72% average annual total return for investors in the 36% federal tax bracket.2 For the Potters, the decision to invest tax-free has made the future worth waiting for.

[Graphic]
See Appendix C

1 This chart assumes that the subsequent investments are made on the last day of each month. Income may be subject to the federal alternative minimum tax and state and local taxes.

2 This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

FEBRUARY 28, 1999 (UNAUDITED)



PRINCIPAL                                          CREDIT
AMOUNT                                           RATING 1          VALUE
                   LONG-TERM MUNICIPALS-

                   100.5%

                   ALASKA-1.2%

  $  1,440,000     Alaska Industrial
                   Development and Export
                   Authority, Power Revenue
                   Bonds, 5.875% (Upper Lynn
                   Canal Regional Power Supply
                   System)/(Original Issue
                   Yield: 6.00%), 1/1/2032         BB+     $   1,433,635
       390,000     Alaska State Housing
                   Finance Corp.,
                   Collateralized Home
                   Mortgage Revenue Bonds,
                   Series B-1, 6.90% (GNMA

                   LOC), 6/1/2032                  AAA           412,554

     4,000,000     Alaska State Housing
                   Finance Corp., Mortgage
                   Revenue Bonds (Series
                   1997 A-2), 5.75%
                   (Original Issue Yield:

                   5.778%), 6/1/2024               AAA         4,162,520
                   TOTAL                                       6,008,709

                   ARIZONA-1.0%

     4,985,000     Gilbert, AZ IDA, Revenue
                   Bonds (Series 1999A),
                   5.85% (Southwest Student
                   Services
                   Corp.)/(Original Issue

                   Yield: 5.90%), 2/1/2019          NR         4,935,599

                   ARKANSAS-1.6%

     2,920,000     Conway, AR Hospital
                   Authority, Revenue Bonds,
                   7.125% (Conway Regional

                   Hospital), 2/1/2013            BBB+         3,125,597
     2,500,000     Conway, AR Hospital
                   Authority, Revenue
                   Refunding Bonds, 8.125%
                   (Conway Regional

                   Hospital), 7/1/2005            BBB+         2,646,075
     1,000,000     Conway, AR Hospital
                   Authority, Revenue
                   Refunding Bonds, 8.375%
                   (Conway Regional

                   Hospital), 7/1/2011            BBB+         1,061,650
     1,000,000     Little Rock, AR Health

                   Facilities Board,
                   Revenue Refunding Bonds,
                   7.00% (Baptist Medical

                   Center, AR), 10/1/2017            A         1,082,990
                   TOTAL                                       7,916,312

                   CALIFORNIA-5.5%

     6,000,000     California Statewide
                   Communities Development
                   Authority, Special
                   Facilities Revenue
                   Bonds, 5.625% (United
                   Air Lines)/(Original
                   Issue Yield: 5.75%),
                   10/1/2034                      Baa2         6,146,460

     5,000,000     Foothill/Eastern
                   Transportation Corridor
                   Agency, CA, Sr. Lien Toll
                   Road Capital Appreciation
                   Revenue Bonds (Series A)
                   (Original Issue Yield:

                   7.30%), 1/1/2026               BBB-         1,178,850

     2,300,000     San Dimas, CA Housing
                   Authority, Mobile Home
                   Park Revenue Bonds
                   (Series 1998A), 5.70%
                   (Charter Oak Mobile Home
                   Estates Acquisition
                   Project)/(Original Issue
                   Yield: 5.90%), 7/1/2028          NR         2,277,161
    24,000,000     San Joaquin Hills, CA
                   Transportation Corridor
                   Agency, Toll Road
                   Capital Appreciation
                   Refunding Revenue Bonds
                   (MBIA INS)/(Original
                   Issue Yield: 5.625%),

                   1/15/2025                       AAA         6,369,120

    21,625,000     San Joaquin Hills, CA
                   Transportation Corridor
                   Agency, Toll Road Capital
                   Appreciation Refunding
                   Revenue Bonds (Series A)
                   (MBIA INS)/(Original Issue

                   Yield: 5.60%), 1/15/2023        AAA         6,370,076
PRINCIPAL                                          CREDIT
AMOUNT                                           RATING 1          VALUE
                   LONG-TERM MUNICIPALS-

                   continued

                   CALIFORNIA-CONTINUED

 $   2,000,000     Stockton, CA Public
                   Financing Authority,
                   Reassessment Revenue
                   Bonds, Series 1998,
                   5.80% (Arch Road &
                   Stockton Business Park
                   Ads)/(Original Issue
                   Yield: 5.80%), 9/2/2020          NR    $    2,035,980
     1,250,000     Temecula, CA Community
                   Facilities District No.
                   88-12, Special Tax
                   Refunding Bonds (Series

                   1998A), 5.625%, 9/1/2017         NR         1,265,850
     1,000,000     West Sacramento, CA,

                   Limited Obligation
                   Refunding Improvement
                   Bonds, 5.60% (West
                   Sacramento Reassessment
                   District of
                   1998)/(Original Issue

                   Yield: 5.70%), 9/2/2017          NR           998,270
                   TOTAL                                      26,641,767

                   COLORADO-3.1%

       325,000     Colorado HFA, SFM
                   Revenue Bonds (Series A-
                   2), 7.70% (FHA GTD),

                   2/1/2023                        AA+           341,474

     1,595,000     Colorado HFA, SFM
                   Revenue Bonds (Series C-
                   2), 7.375% (FHA GTD),

                   8/1/2023                        AA+         1,634,907

     5,000,000     Colorado HFA, Single
                   Family Mortgage Revenue
                   Bonds (Series 1997C-2),

                   6.875%, 11/1/2028               Aa2         5,621,350

    10,000,000     E-470 Public Highway
                   Authority, CO, Capital
                   Appreciation Revenue
                   Bonds (Series B) (MBIA
                   INS)/(Original Issue

                   Yield: 5.50%), 9/1/2021         AAA         3,152,300
     9,700,000     E-470 Public Highway

                   Authority, CO, Capital
                   Appreciation Revenue
                   Bonds (Series B) (MBIA
                   INS)/(Original Issue

                   Yield: 5.52%), 9/1/2022         AAA         2,900,882
     5,000,000     E-470 Public Highway

                   Authority, CO, Capital
                   Appreciation Revenue
                   Bonds (Series B) (MBIA
                   INS)/(Original Issue

                   Yield: 5.52%), 9/1/2023         AAA         1,418,450
       115,000     El Paso County, CO HFA,

                   SFM Revenue Bonds, 8.00%

                   (GNMA COL), 9/1/2022            AAA           120,282
                   TOTAL                                      15,189,645

                   CONNECTICUT-0.6%

     3,000,000     Connecticut Development
                   Authority, PCR Refunding
                   Revenue Bonds (Series
                   A), 5.85% (Connecticut
                   Light & Power Co.),

                   9/1/2028                        Ba3         3,010,980
                   DISTRICT OF COLUMBIA-

                   3.7%
    17,000,000     District of Columbia,

                   Revenue Bonds, 5.625%
                   (American
                   University)/(AMBAC
                   INS)/(Original Issue

                   Yield: 5.90%), 10/1/2026        AAA        17,885,360

                   FLORIDA-1.7%

     2,500,000     Florida Housing Finance
                   Corp., Multifamily
                   Housing Revenue Bonds
                   (Series 1998 T-1), 6.50%
                   (Whistler's Cove

                   Apartments), 1/1/2039            NR         2,485,600
     2,475,000     Lee County, FL HFA,
                   Single Family Mortgage
                   Step Coupon Revenue
                   Bonds, 5.60% (GNMA
                   Collateralized Home
                   Mortgage Program COL),

                   3/1/2029                        Aaa         2,808,283
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1          VALUE
                   LONG-TERM MUNICIPALS-

                   continued

                   FLORIDA-CONTINUED
 $  16,925,000     Miami-Dade County, FL,

                   Special Obligation
                   Capital Appreciation
                   Revenue Bonds (Series B)
                   (MBIA INS)/(Original
                   Issue Yield: 5.65%),

                   10/1/2031                       AAA    $    2,914,316
                   TOTAL                                       8,208,199
                   GEORGIA-0.3%

     1,640,000     Forsyth County, GA
                   Hospital Authority,
                   Revenue Anticipation
                   Certificates (Series
                   1998), 6.375% (Georgia
                   Baptist Health Care
                   System)/(Original Issue
                   Yield: 6.45%), 10/1/2028         NR         1,600,460

                   IDAHO-0.5%
       685,000     Idaho Housing Agency,

                   SFM Revenue Bonds
                   (Series A), 7.50% (FHA

                   GTD), 7/1/2024                   AA           724,689
     1,735,000     Idaho Housing Agency,
                   SFM Revenue Bonds
                   (Series F-2), 7.80% (FHA

                   GTD), 1/1/2023                   AA         1,808,790
                   TOTAL                                       2,533,479

                   ILLINOIS-6.0%
     2,360,000     Chicago, IL,

                   Collateralized SFM
                   Revenue Bonds (Series
                   A), 7.25% (GNMA COL),

                   9/1/2028                        Aaa         2,683,745
     2,000,000     Chicago, IL, Water
                   Revenue Bonds, 7.20%
                   (PRF)/(Original Issue
                   Yield: 7.35%),

                   11/15/2016                      AA-         2,098,740

     1,100,000     Chicago, IL, Gas Supply
                   Revenue Bonds, 7.50%
                   (Peoples Gas Light & Coke

                   Co.), 3/1/2015                  AA-         1,160,192
     1,480,000     Chicago, IL, Gas Supply

                   Revenue Bonds, 7.50%
                   (Peoples Gas Light & Coke

                   Co.), 3/1/2015                  AA-         1,560,986
     3,000,000     Illinois Development
                   Finance Authority,
                   Housing Revenue Bonds,
                   6.10% (Catholic
                   Charities Housing
                   Development Corp.),

                   1/1/2020                         NR         3,052,860

     2,500,000     Illinois Development
                   Finance Authority,
                   Mortgage Revenue
                   Refunding Bonds, Series
                   A, 5.80% (MBIA INS)/(FHA

                   LOC), 7/1/2028                  AAA         2,618,675

     9,900,000     Illinois Health
                   Facilities Authority,
                   Hospital Revenue Bonds
                   (Series A), 9.25%
                   (Edgewater Hospital &
                   Medical Center, IL),

                   7/1/2024                         NR        12,563,496

     1,050,000     Illinois State
                   University, Auxilary
                   Facilities System
                   Revenue Bonds, 7.40%
                   (PRF)/(Original Issue

                   Yield: 7.444%), 4/1/2014        Aaa         1,098,184
     2,000,000     Rolling Meadows, IL,

                   Multifamily Mortgage
                   Revenue Refunding Bonds,
                   7.75% (Woodfield Garden
                   Apartments)/(Banque
                   Paribas, Paris LOC),

                   2/1/2004                          A         2,142,960
                   TOTAL                                      28,979,838

                   INDIANA-5.9%
       550,000     Beech Grove, IN,

                   Economic Development
                   Revenue Bond, 8.75%
                   (Westvaco Corp.),

                   7/1/2010                          A           558,211
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1          VALUE
                   LONG-TERM MUNICIPALS-

                   continued

                   INDIANA-CONTINUED

 $   1,000,000     Goshen, IN, Revenue
                   Bonds (Series 1998),
                   5.75% (Greencroft
                   Obligated
                   Group)/(Original Issue
                   Yield: 5.87%), 8/15/2028         NR    $      963,600
     2,000,000     Indiana Health
                   Facilities Finance
                   Authority Rehabilitation
                   Center, Revenue
                   Refunding Bonds (Series
                   1998), 5.625% (Greenwood
                   Village South
                   Project)/(Original Issue
                   Yield: 5.802%),

                   5/15/2028                        NR         1,966,840
     3,000,000  2  Indiana Port Commission,
                   Port Facility Revenue
                   Refunding Bonds, 6.875%
                   (Cargill, Inc.),

                   5/1/2012                        Aa3         3,265,440

       480,000     Indiana State HFA, SFM
                   Revenue Bonds (Series
                   A), 8.20% (GNMA COL),

                   7/1/2020                        Aaa           496,877
     2,025,000     Indiana State HFA, SFM
                   Revenue Home Mortgage
                   Program
                   (Series F-2), 7.75%

                   (GNMA COL), 7/1/2022            Aaa         2,130,907
    17,100,000     Indianapolis, IN Airport

                   Authority, Special
                   Facilities Revenue
                   Bonds, 7.10% (Federal
                   Express Corp.)/(Original
                   Issue Yield: 7.178%),

                   1/15/2017                       BBB        19,167,561
                   TOTAL                                      28,549,436

                   IOWA-0.2%
     1,000,000     Davenport, IA PCA, PCR

                   Refunding Bonds, Nicols-
                   Homeshield Project,
                   8.375% (Quanex Corp.),

                   12/1/2005                        NR         1,020,230
                   KANSAS-0.8%

     1,500,000  2  Kansas Development
                   Finance Authority,
                   Multifamily Housing
                   Revenue Bonds, Series
                   1998K, 6.375% (Pioneer
                   Olde Town Apartments),
                   10/1/2017                        NR         1,496,640

     2,260,000     Sedgwick & Shawnee
                   Counties, KS, Single
                   Family Mortgage Revenue
                   Bonds (Series 1997A-1),
                   5.50% (GNMA
                   Collateralized Home
                   Mortgage Program COL),
                   6/1/2029                        Aaa         2,517,098
                   TOTAL                                       4,013,738

                   KENTUCKY-1.6%

     3,500,000     Kenton County, KY
                   Airport Board, Special
                   Facilities Revenue Bonds
                   (Series A), 7.50% (Delta
                   Air Lines,
                   Inc.)/(Original Issue

                   Yield: 7.60%), 2/1/2020        BBB-         3,822,770
     4,000,000     Kentucky Economic

                   Development Finance
                   Authority, Hospital
                   System Refunding Revenue
                   Bonds, 5.875%
                   (Appalachian Regional
                   Health Center)/(Original
                   Issue Yield: 5.92%),

                   10/1/2022                       BBB         4,098,080
                   TOTAL                                       7,920,850

                   LOUISIANA-6.1%

     3,000,000     De Soto Parish, LA
                   Environmental
                   Improvement Authority,
                   Revenue Bonds, 7.70%
                   (International Paper

                   Co.), 11/1/2018                BBB+         3,444,510
     1,000,000     Iberville Parish, LA,
                   Pollution Control
                   Revenue Refunding Bonds,
                   Series 1998, 5.70%
                   (Entergy Gulf States,
                   Inc.)/(Original Issue

                   Yield: 5.699%), 1/1/2014        BB+           990,740
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1          VALUE
                   LONG-TERM MUNICIPALS-

                   continued

                   LOUISIANA-CONTINUED
 $   2,800,000     Lake Charles, LA Harbor &

                   Terminal District, Port
                   Facilities Revenue
                   Refunding Bond,
                   Trunkline Lining Co
                   Project, 7.75%
                   (Panhandle Eastern

                   Corp.), 8/15/2022                A3    $    3,166,072
     3,900,000     Louisiana HFA, Single
                   Family Mortgage Revenue

                   Bonds (Series C-1),

                   5.75% (GNMA

                   Collateralized Home
                   Mortgage Program COL),

                   12/1/2028                       Aaa         4,022,811
     5,645,000     St. Charles Parish, LA,

                   PCR Bonds, 7.50%
                   (Louisiana Power & Light
                   Co.)/(Original Issue

                   Yield: 7.542%), 6/1/2021        BBB         6,056,464
     1,400,000     St. Charles Parish, LA,

                   PCR Bonds, 8.00%
                   (Louisiana Power & Light

                   Co.), 12/1/2014                 BBB         1,475,936
     2,100,000     St. Charles Parish, LA,

                   PCR Bonds, 8.25%
                   (Louisiana Power & Light
                   Co.)/(Original Issue

                   Yield: 8.273%), 6/1/2014        BBB         2,180,283
     3,650,000     St. Charles Parish, LA,

                   Solid Waste Disposal
                   Revenue Bonds
                   (Series A), 7.00%
                   (Louisiana Power & Light
                   Co.)/(Original Issue

                   Yield: 7.04%), 12/1/2022        BBB         3,936,050
     3,000,000     St. James Parish, LA,

                   Solid Waste Disposal
                   Revenue Bonds, 7.70%
                   (Freeport McMoRan,
                   Inc.)/(Original Issue

                   Yield: 7.75%), 10/1/2022         NR         3,223,980
     1,000,000     West Feliciana Parish,

                   LA, PCR Bonds, 5.80%
                   (Entergy Gulf States,

                   Inc.), 12/1/2015                BB+         1,000,940
                   TOTAL                                      29,497,786

                   MASSACHUSETTS-3.0%
     5,000,000     Massachusetts HEFA,

                   Revenue Bonds (Series
                   1999A), 5.75% (Caritas
                   Christi Obligated
                   Group)/(Original Issue

                   Yield: 5.80%), 7/1/2028         BBB         4,964,500
     7,128,654     Massachusetts IFA,

                   8.50%, 11/1/2012                 NR         7,110,832
     2,300,000     Massachusetts IFA,
                   Refunding Revenue Bonds
                   (Series 1998A), 5.625%
                   (Chestnut Knoll at
                   Glenmeadow)/(Original
                   Issue Yield: 5.70%),

                   2/15/2025                        NR         2,255,334
                   TOTAL                                      14,330,666

                   MICHIGAN-2.3%

     1,000,000     Chelsea, MI Economic
                   Development Corp.,
                   Revenue Refunding Bonds
                   (Series 1998), 5.40%
                   (United Methodist
                   Retirement Communities,
                   Inc.)/(Original Issue
                   Yield: 5.52%),
                   11/15/2018                       NR           977,380

     2,250,000     Chelsea, MI Economic
                   Development Corp.,
                   Revenue Refunding Bonds
                   (Series 1998), 5.40%
                   (United Methodist
                   Retirement Communities,
                   Inc.)/(Original Issue
                   Yield: 5.58%),
                   11/15/2027                       NR         2,168,775

       590,000     Michigan State Housing
                   Development Authority,
                   Single Family Mortgage
                   Revenue Bonds (Series

                   B), 6.95%, 12/1/2020            AA+           621,594
     5,000,000     Michigan Strategic Fund,
                   Limited Obligation
                   Revenue Refunding Bonds,
                   Series A, 5.55% (Detroit
                   Edison Co.)/(MBIA INS),

                   9/1/2029                        AAA         5,073,750
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1          VALUE
                   LONG-TERM MUNICIPALS-

                   continued

                   MICHIGAN-CONTINUED
 $   1,000,000     Michigan Strategic Fund,

                   Resource Recovery
                   Limited Obligation
                   Revenue Bonds, 6.90%
                   (Central Wayne Energy
                   Recovery Limited

                   Partnership), 7/1/2019           NR    $    1,026,880
     1,000,000     Michigan Strategic Fund,
                   Resource Recovery
                   Limited Obligation
                   Revenue Bonds, 7.00%
                   (Central Wayne Energy
                   Recovery Limited

                   Partnership), 7/1/2027           NR         1,034,790
                   TOTAL                                      10,903,169

                   MINNESOTA-5.2%
       900,000     Burnsville, MN,

                   Multifamily Housing
                   Revenue Refunding Bonds,
                   Coventry Court
                   Apartments, 7.50%
                   (FHA/VA Mtgs
                   COL)/(Original Issue

                   Yield: 7.56%), 9/1/2027         AAA           926,865
       250,000     Centennial Independent
                   School District No. 012,
                   MN, UT GO Bonds, Series
                   A, 7.15% (FSA
                   INS)/(Prerefunded PRF),

                   2/1/2011                        AAA           259,207

        95,000     Dakota County, MN
                   Housing & Redevelopment
                   Authority, SFM Revenue
                   Bonds, 7.20% (GNMA GTD),

                   12/1/2009                       AAA            96,144

       165,000     Hennepin Co. MN, Lease
                   Revenue Certificates of
                   Participation, Series A,

                   6.80%, 5/15/2017                 AA           179,376

       200,000     Minneapolis, MN
                   Multifamily Housing
                   Authority, Multifamily
                   Housing Revenue Bonds,
                   7.125% (Seward
                   Towers)/(GNMA COL),

                   12/20/2010                      AAA           209,432

       300,000     Minneapolis, MN
                   Multifamily Housing
                   Authority, Multifamily
                   Housing Revenue Bonds,
                   Churchill Project, 7.05%

                   (FHA GTD), 10/1/2022            AAA           322,179

       320,000     Minnesota State HFA, SFM
                   Revenue Bonds (Series
                   D), 8.05% (FHA GTD),

                   8/1/2018                        AA+           326,922

     3,000,000     Minnesota State HFA, SFM
                   Revenue Bonds (Series

                   E), 6.85%, 1/1/2024             AA+         3,174,870
       170,000     Minnesota State HFA,
                   Single Family Mortgage
                   Revenue Bonds, Series B,
                   7.30% (FHA/VA Mtgs
                   LOC)/(Original Issue

                   Yield: 7.342%), 1/1/2017        AA+           174,520
       185,000     Minnesota State HFA,
                   Single Family Mortgage
                   Revenue Bonds, Series C,
                   7.10% (FHA/VA mtgs COL),

                   7/1/2011                        AA+           194,798
       100,000     Minnetonka, MN,
                   Multifamily Housing
                   Revenue Bonds, Cedare
                   Hills East Project,
                   7.50% (FHA COL),

                   12/1/2017                        A+           104,380
     8,770,000     St. Paul, MN Housing &
                   Redevelopment Authority,
                   Hospital Revenue
                   Refunding Bonds ( Series
                   A), 6.625% (Healtheast,
                   MN)/(Original Issue
                   Yield: 6.687%),

                   11/1/2017                       BBB         9,091,420

     8,000,000   2 VRDC/IVRC Trust, GO
                   Inverse Variable Rate
                   Certificates, 8.023%
                   (University of
                   Minnesota), 5/18/2012            AA         9,850,000
                   TOTAL                                      24,910,113

                   MISSISSIPPI-0.5%

     2,500,000     Mississippi Business
                   Finance Corp., PCR
                   Bonds, 5.875% (System
                   Energy Resources,
                   Inc.)/(Original Issue

                   Yield: 5.934%), 4/1/2022       BBB-         2,497,000
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1          VALUE
                   LONG-TERM MUNICIPALS-

                   continued

                   MONTANA-0.2%

  $    950,000     Montana State Board of
                   Housing, SFM Revenue
                   Bonds (Series B-2),
                   7.50% (FHA GTD),
                   4/1/2023                        Aa2    $      998,041
                   NEVADA-1.7%
     3,000,000     Clark County, NV,

                   Industrial Development
                   Refunding Revenue Bonds
                   (Series 1995B), 5.90%
                   (Nevada Power Co.),

                   10/1/2030                      BBB-         3,003,180
     5,110,000     Clark County, NV,
                   Industrial Development
                   Revenue Bonds
                   (Series 1997A), 5.90%
                   (Nevada Power Co.),

                   11/1/2032                      BBB-         5,122,673
                   TOTAL                                       8,125,853

                   NEW HAMPSHIRE-2.0%

       600,000     New Hampshire Higher
                   Educational & Health
                   Facilities Authority,
                   Revenue Bonds (Series
                   1998), 5.75% (RiverMead
                   at Peterborough),

                   7/1/2028                         NR           594,486
       875,000     New Hampshire State HFA,
                   SFM Revenue Bonds
                   (Series B), 7.75%,

                   7/1/2023                         A+           926,949
     4,735,000     New Hampshire State HFA,
                   SFM Revenue Bonds
                   (Series D), 7.25%,

                   7/1/2015                         A+         4,964,884
     2,865,000     New Hampshire State IDA,

                   PCR Bonds ( Series A),
                   8.00% (United
                   Illuminating Co.),

                   12/1/2014                      BBB-         3,002,663
                   TOTAL                                       9,488,982

                   NEW MEXICO-0.7%

     2,000,000     Farmington, NM, PCR
                   Refunding Bonds (Series
                   1997), 6.375% (Public
                   Service Co. New Mexico),

                   4/1/2022                        BB+         2,140,480
     1,250,000     Santa Fe County, NM,
                   Project Revenue Bonds
                   (Series 1998A), 5.625%
                   (El Castillo Retirement
                   Residences)/(Original
                   Issue Yield: 5.828%),

                   5/15/2025                        NR         1,216,488
                   TOTAL                                       3,356,968

                   NEW YORK-5.8%
     2,500,000     Brookhaven, NY IDA,

                   Senior Residential
                   Housing Revenue Bonds,
                   6.25% (Woodcrest

                   Estates), 12/1/2023              NR         2,490,350
       500,000     Monroe County, NY IDA,
                   Civic Facility Revenue
                   Bonds, 5.70% (Volunteers
                   of America of Western New
                   York)/(Original Issue

                   Yield: 5.80%), 8/1/2018          NR           488,615
     3,000,000     New York City, NY IDA,
                   Industrial Development
                   Revenue Bonds (Series
                   1997), 5.75% (Brooklyn
                   Navy Yard Cogeneration
                   Partners, L.P.
                   Project)/(Original Issue

                   Yield: 5.81%), 10/1/2036       BBB-         3,084,240
     1,500,000     New York City, NY IDA,

                   Industrial Development
                   Revenue Refunding Bonds
                   (Series 1998), 6.00%
                   (Field Hotel Associates,
                   LP-JFK Project),

                   11/1/2028                        NR         1,484,250
     5,000,000  2  New York City, NY,
                   Residual Interest Tax-
                   Exempt Securities
                   (Series PA-147), 8.537%,

                   8/1/2007                         NR         5,976,600
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1          VALUE
                   LONG-TERM MUNICIPALS-

                   continued

                   NEW YORK-CONTINUED

 $   2,500,000     New York State Energy
                   Research & Development
                   Authority, Electric
                   Facilities Revenue Bonds
                   (Series A), 7.50%
                   (Consolidated Edison
                   Co.)/(Original Issue
                   Yield: 7.65%), 1/1/2026          A+    $    2,603,975
     3,300,000     New York State Energy
                   Research & Development
                   Authority, PCR Bonds
                   (Series B) Daily VRDNs
                   (Niagara Mohawk Power
                   Corp.)/(Morgan Guaranty

                   Trust Co., New York LOC)       AA+         3,300,000
       280,000     New York State

                   Environmental Facilities
                   Corp., PCR State Water
                   Revolving Fund, 7.25%
                   (Original Issue Yield:

                   7.334%), 6/15/2010              NR           306,611

     2,620,000     New York State
                   Environmental Facilities
                   Corp., PCR State Water
                   Revolving Fund, 7.25%
                   (United States Treasury

                   PRF), 6/15/2001 (@102)          NR         2,890,227

     5,000,000     New York State
                   Environmental Facilities
                   Corp., Solid Waste
                   Disposal Revenue Bonds,
                   6.10% (Occidental
                   Petroleum
                   Corp.)/(Original Issue
                   Yield: 6.214%),
                   11/1/2030                       BBB         5,224,400
                   TOTAL                                      27,849,268

                   NORTH CAROLINA-1.1%
     3,000,000     Martin County, NC IFA,

                   (Series 1995) Solid
                   Waste Disposal Revenue
                   Bonds, 6.00%
                   (Weyerhaeuser Co.),

                   11/1/2025                         A         3,134,790

     2,400,000     North Carolina Medical
                   Care Commission, Health
                   Care Facilities First
                   Mortgage Revenue
                   Refunding Bonds (Series
                   1998), 5.625% (United
                   Church Retirement
                   Homes)/(Original Issue
                   Yield: 5.80%), 9/1/2024          NR         2,353,488
                   TOTAL                                       5,488,278

                   NORTH DAKOTA-0.7%
     1,835,000     North Dakota State HFA,

                   SFM Revenue Bonds
                   (Series C), 7.30%,

                   7/1/2024                         A+         1,923,300
     1,205,000     North Dakota State HFA,
                   SFM Revenue Bonds,
                   Series A, 6.75% (FHA/VA

                   Mtgs COL), 7/1/2012              A+         1,272,251
                   TOTAL                                       3,195,551

                   OHIO-1.2%

     2,000,000     Cleveland, OH, Airport
                   Special Refunding
                   Revenue Bonds
                   (Series 1999), 5.70%
                   (Continental Airlines,
                   Inc.)/(Original Issue

                   Yield: 5.80%), 12/1/2019         BB         1,950,120
     1,680,000  2  Franklin County, OH,
                   Multifamily Housing
                   Revenue Refunding Bonds
                   (Series 1998B), 6.25%
                   (Jefferson Chase
                   Apartments Project),

                   11/1/2015                        NR         1,678,085

       500,000     Ohio State Water
                   Development Authority,
                   PCR Bonds (Series A),
                   8.10% (Ohio Edison
                   Co.)/(Original Issue
                   Yield: 8.142%),

                   10/1/2023                       BB+           522,175

     1,500,000     Ohio State Water
                   Development Authority,
                   PCR Refunding Revenue
                   Bonds (Series 1997A),
                   6.10% (Cleveland
                   Electric Illuminating

                   Co.), 8/1/2020                  BB+         1,519,545
                   TOTAL                                       5,669,925


PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1          VALUE
                   LONG-TERM MUNICIPALS-

                   continued

                   OKLAHOMA-2.7%

 $   4,585,000     Jackson County, OK
                   Hospital Authority,
                   Hospital Revenue
                   Refunding Bonds, 7.30%
                   (Jackson County Memorial
                   Hospital, OK)/(Original
                   Issue Yield: 7.40%),
                   8/1/2015                         BB    $    4,947,261
     1,250,000     Tulsa, OK Municipal
                   Airport, Revenue Bonds,
                   7.375% (American

                   Airlines), 12/1/2020           BBB-         1,338,363
     6,200,000     Tulsa, OK Municipal
                   Airport, Revenue Bonds,
                   7.60% (American
                   Airlines)/(Original
                   Issue Yield: 7.931%),

                   12/1/2030                      BBB-         6,732,022
                   TOTAL                                      13,017,646

                   PENNSYLVANIA-10.2%

     3,000,000     Allegheny County, PA
                   HDA, Health & Education
                   Revenue Bonds, 7.00%
                   (Rehabilitation
                   Institute of
                   Pittsburgh)/(Original
                   Issue Yield: 7.049%),
                   6/1/2010                         NR         3,349,320

     2,500,000     Allegheny County, PA
                   HDA, Health & Education
                   Revenue Bonds, 7.00%
                   (Rehabilitation
                   Institute of
                   Pittsburgh)/(United
                   States Treasury
                   PRF)/(Original Issue
                   Yield: 7.132%), 6/1/2002
                   (@102)                           NR         2,791,100

     2,330,000     Allegheny County, PA
                   HDA, Health Care
                   Facilities Revenue Bonds
                   (Series 1998), 5.875%
                   (Villa St. Joseph of
                   Baden, Inc.)/(Original
                   Issue Yield: 6.02%),
                   8/15/2018                        NR         2,257,793

     4,985,000     Allegheny County, PA
                   Higher Education, Bldg.
                   Auth. Revenue Bonds,
                   7.375% (La Roche

                   College), 7/15/2012              NR         5,326,024
     1,480,000     Allegheny County, PA
                   IDA, Revenue Bonds,
                   8.75% (United Parcel

                   Service), 2/15/2009              NR         1,517,947
     3,000,000     Delaware County, PA
                   Authority, College
                   Revenue Bonds, 7.25%
                   (Eastern
                   College)/(United States
                   Treasury PRF)/(Original
                   Issue Yield: 7.875%),

                   3/1/2012                         NR         3,444,120

     2,055,000     Erie County, PA Hospital
                   Authority, Revenue
                   Bonds, 7.50% (Erie
                   Infants & Youth Home,

                   Inc.), 10/1/2011                 NR         2,165,991
       400,000     Erie County, PA IDA,
                   Pollution Control
                   Revenue Refunding Bonds,
                   7.15% (International

                   Paper Co.), 9/1/2013           BBB+           427,684
     6,000,000   2 Pennsylvania EDFA,
                   Exempt Facilities
                   Revenue Bonds (Series
                   1997B), 6.125% (National

                   Gypsum Co.), 11/1/2027           NR         5,905,380
     3,500,000   2 Pennsylvania EDFA,
                   Resource Recovery
                   Revenue Bonds (Series
                   A), 6.40% (Northampton

                   Generating), 1/1/2009          BBB-         3,679,445
     8,000,000     Pennsylvania EDFA,
                   Wastewater Treatment
                   Revenue Bonds (Series A),
                   7.60% (Sun Co.,
                   Inc.)/(Original Issue
                   Yield: 7.653%),

                   12/1/2024                       BBB         9,093,840

     1,740,000     Pennsylvania State
                   Higher Education
                   Facilities Authority,
                   College & University
                   Revenue Bonds, 6.75%
                   (Thiel College),

                   9/1/2017                         NR         1,847,741

     1,200,000     Pennsylvania State
                   Higher Education
                   Facilities Authority,
                   Revenue Bonds (Series
                   1996), 7.15% (Thiel

                   College), 5/15/2015              NR         1,327,824
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1          VALUE
                   LONG-TERM MUNICIPALS-

                   continued

                   PENNSYLVANIA-CONTINUED

 $   3,875,000     Pennsylvania State
                   Higher Education
                   Facilities Authority,
                   Revenue Bonds (Series
                   A), 7.375% (Medical
                   College of
                   Pennsylvania)/(United
                   States Treasury
                   PRF)/(Original Issue
                   Yield: 7.45%), 3/1/2021         AAA    $    4,241,420
     1,750,000     Pennsylvania State
                   Higher Education
                   Facilities Authority,
                   Revenue Bonds (Series
                   A), 8.375% (Medical
                   College of
                   Pennsylvania)/(United
                   States Treasury
                   PRF)/(Original Issue
                   Yield: 8.448%), 3/1/1999

                   (@102)                          AAA         1,786,278
                   TOTAL                                      49,161,907

                   PUERTO RICO-0.5%

     1,000,000  2  Puerto Rico Highway and
                   Transportation
                   Authority, Residual
                   Interest Tax-Exempt
                   Securites (Series PA
                   331A), 8.76% (AMBAC
                   INS), 7/1/2013                   NR         1,201,800

     1,000,000  2  Puerto Rico Highway and
                   Transportation
                   Authority, Residual
                   Interest Tax-Exempt
                   Securities (Series PA
                   331B), 8.76% (AMBAC
                   INS), 7/1/2014                   NR         1,190,680
                   TOTAL                                       2,392,480

                   SOUTH CAROLINA-0.8%
    15,550,000     Connector 2000

                   Association, Inc., SC, Toll Road Capital Appreciation Revenue
                   Bonds (Series 1998A) (Original Issue Yield:

                   5.85%), 1/1/2034               BBB-         1,874,242
     2,000,000     South Carolina Jobs-EDA,

                   First Mortgage Health
                   Facilities Revenue
                   Refunding Bonds (Series
                   1998), 5.70% (The
                   Lutheran Homes of South
                   Carolina,
                   Inc.)/(Original Issue

                   Yield: 5.80%), 5/1/2026          NR         1,999,820
                   TOTAL                                       3,874,062

                   TENNESSEE-3.6%

     1,160,000     Metropolitan Government
                   Nashville & Davidson
                   County, TN HEFA,
                   Refunding Revenue Bonds
                   (Series 1998), 5.65%
                   (The Blakeford at Green
                   Hills)/(Original Issue
                   Yield: 5.75%), 7/1/2024          NR         1,131,684
     1,000,000     Shelby County, TN Health

                   Education & Housing
                   Facilities Board, Health
                   Care Facilities Revenue
                   Bonds (Series 1997A),
                   6.375% (Kirby Pines
                   Retirement
                   Community)/(Original
                   Issue Yield: 6.50%),

                   11/15/2025                       NR         1,018,930
     3,100,000     Springfield, TN Health &
                   Educational Facilities
                   Board, Hospital Revenue
                   Bonds, 8.25% (NorthCrest
                   Medical
                   Center)/(Original Issue

                   Yield: 8.50%), 4/1/2012         Aaa         3,822,703
     7,800,000     Springfield, TN Health &

                   Educational Facilities
                   Board, Hospital Revenue
                   Bonds, 8.50% (NorthCrest
                   Medical
                   Center)/(Original Issue

                   Yield: 8.875%), 4/1/2024        Aaa        10,028,148
     1,255,000     Tennessee Housing

                   Development Agency,
                   Homeownership Program,
                   Issue V Revenue Bonds,

                   7.65%, 7/1/2022                  AA         1,307,258
                   TOTAL                                      17,308,723


PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1          VALUE
                   LONG-TERM MUNICIPALS-

                   continued

                   TEXAS-12.0%
 $   2,500,000     Brazos River Authority,

                   TX, PCR Revenue Bonds
                   (Series A), 7.875%
                   (Texas Utilities

                   Electric Co.), 3/1/2021        BBB+    $    2,703,375
     1,800,000     Brazos River Authority,
                   TX, PCR Revenue Bonds
                   (Series A), 8.125%
                   (Texas Utilities

                   Electric Co.), 2/1/2020        BBB+         1,891,116
     7,320,000     Dallas-Fort Worth, TX

                   International Airport
                   Facilities, Revenue
                   Bonds, 7.125% (Delta Air
                   Lines, Inc.)/(Original
                   Issue Yield: 7.55%),

                   11/1/2026                      BBB-         7,767,179

     3,000,000     Dallas-Fort Worth, TX
                   International Airport
                   Facilities, Revenue
                   Bonds, 7.25% (American
                   Airlines)/(Original
                   Issue Yield: 7.428%),

                   11/1/2030                      BBB-         3,298,590

     2,370,000     Dallas-Fort Worth, TX
                   International Airport
                   Facilities, Revenue
                   Bonds, 7.50% (American
                   Airlines)/(Original
                   Issue Yield: 8.20%),

                   11/1/2025                      BBB-         2,536,824

     2,500,000     Dallas-Fort Worth, TX
                   International Airport
                   Facilities, Revenue
                   Bonds, 7.625% (Delta Air
                   Lines, Inc.)/(Original
                   Issue Yield: 7.65%),

                   11/1/2021                      BBB-         2,731,375

     1,000,000     Guadalupe-Blanco River
                   Authority TX, Industrial
                   Development Corp., PCR
                   Bonds, 8.60% (A.P. Green

                   Industries), 4/1/2009            NR         1,053,490
     2,500,000     Guadalupe-Blanco River
                   Authority TX, Industrial
                   Development Corp., PCR
                   Bonds, 8.60% (A.P. Green

                   Industries), 4/1/2009            NR         2,633,725
     5,000,000     Gulf Coast, TX Waste
                   Disposal Authority,
                   Revenue Bonds (Series
                   A), 6.875% (Champion
                   International
                   Corp.)/(Original Issue

                   Yield: 7.15%), 12/1/2028        BBB         5,438,250
     3,000,000     Gulf Coast, TX Waste

                   Disposal Authority,
                   Revenue Bonds, 5.60%
                   (Valero Energy Corp.),

                   4/1/2032                       BBB-         2,926,590
     5,000,000     Harris County-Houston,

                   TX Sports Authority,
                   Special Revenue Jr. Lien
                   Capital Appreciation
                   Revenue Bonds (Series B)
                   (MBIA INS)/(Original
                   Issue Yield: 5.45%),

                   11/15/2017                      AAA         1,857,000

     4,000,000   2 Matagorda County, TX
                   Navigation District
                   Number One, Residual
                   Interest Tax-Exempt
                   Securities (Series PA-
                   427), 7.761% (Houston
                   Industries, Inc.)/(MBIA
                   INS), 11/1/2029                  NR         4,013,360

     7,630,000     Richardson, TX Hospital
                   Authority, Hospital
                   Refunding & Improvement
                   Bonds, 6.75%
                   (Baylor/Richardson
                   Medical Center,
                   TX)/(Original Issue
                   Yield: 6.82%), 12/1/2023       BBB+         8,519,887
       500,000     Sabine River Authority,

                   TX, PCR Bonds (Series B)
                   Daily VRDNs (Texas
                   Utilities Electric

                   Co.)/(UBS AG LOC)               AA+           500,000
     1,000,000     Tarrant County, TX HFDC,
                   Revenue Bonds (Series
                   1998C), 5.75% (Bethesda
                   Living Center)/(Original
                   Issue Yield: 5.89%),

                   8/15/2018                        NR           990,850
     1,000,000     Tarrant County, TX HFDC,
                   Revenue Bonds (Series
                   1998C), 5.75% (Bethesda
                   Living Center)/(Original
                   Issue Yield: 5.97%),

                   8/15/2028                        NR           975,050

     7,500,000     West Side Calhoun
                   County, TX Navigation
                   District, Solid Waste
                   Revenue Bond, 6.40%
                   (Union Carbide
                   Corp.)/(Original Issue

                   Yield: 6.437%), 5/1/2023        BBB         7,880,550
                   TOTAL                                      57,717,211


PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1          VALUE
                   LONG-TERM MUNICIPALS-

                   continued

                   UTAH-1.4%

 $     715,000     Hildale, UT, Electric
                   Revenue Bonds (Series

                   1995), 7.00%, 9/1/2002           NR    $      708,122
     4,000,000     Tooele County, UT,
                   Hazardous Waste
                   Treatment Revenue Bonds
                   (Series 1998A), 5.70%
                   (Union Pacific Corp.),

                   11/1/2026                      BBB-         3,966,600

       540,000     Utah State HFA, SFM
                   Revenue Bonds (Series B-

                   3), 7.10%, 7/1/2024             AAA           569,776

       675,000     Utah State HFA, SFM Revenue Bonds (Series E- 2), 7.15% (FHA
                   GTD)/(Original Issue

                   Yield: 7.169%), 7/1/2024        AAA           709,823
       780,000     Utah State HFA, Single
                   Family Mortgage Revenue
                   Bonds, 7.55% (FHA GTD),

                   7/1/2023                        AAA           821,176

       105,000     Utah State HFA, Single
                   Family Mortgage Revenue
                   Bonds, 7.75% (FHA GTD),

                   1/1/2023                        AAA           107,796
                   TOTAL                                       6,883,293

                   VIRGINIA-1.5%

     7,500,000     Pocohontas Parkway
                   Association, VA, Toll
                   Road Capital
                   Appreciation Revenue
                   Bonds (Series B)
                   (Original Issue Yield:

                   5.75%), 8/15/2017              BBB-         2,611,200

    16,000,000     Pocohontas Parkway
                   Association, VA, Toll
                   Road Revenue Bonds
                   (Series 1998B) (Original
                   Issue Yield: 5.90%),

                   8/15/2029                      BBB-         2,728,320

     1,800,000     Rockingham County, VA
                   IDA, Residential Care
                   Facility First Mortgage
                   Revenue Bonds, 5.75%
                   (Virginia Mennonite
                   Retirement Community)/
                   (Original Issue Yield:
                   5.90%), 4/1/2028                 NR         1,781,064
                   TOTAL                                       7,120,584

                   WASHINGTON-0.9%
     4,300,000     Port of Camas-Washougal,

                   WA, PCR Refunding Bonds
                   (Series 1993), 6.70%
                   (James River Project,
                   WA)/(Original Issue

                   Yield: 6.75%), 4/1/2023        BBB-         4,557,656
                   WEST VIRGINIA-0.4%

       287,469     Marion County, WV County
                   Commission, Refunding
                   Revenue Bonds, 10.00%
                   (Adirondack Recycling),

                   12/1/2025                        NR           235,724

     2,056,897     Marion County, WV County
                   Commission, Refunding
                   Revenue Bonds, 8.00%
                   (Adirondack Recycling),

                   12/1/2025                        NR         1,748,363
                   TOTAL                                       1,984,087

                   WISCONSIN-2.3%

     1,250,000     Wisconsin Health and
                   Educational Facilities
                   Authority, Revenue Bonds
                   (Series 1998), 5.70%
                   (United Lutheran Program
                   For The Aging,
                   Inc.)/(Original Issue
                   Yield: 5.778%), 3/1/2028         NR         1,224,800
     2,000,000     Wisconsin Health and

                   Educational Facilities
                   Authority, Revenue Bonds
                   (Series B), 6.75% (Grant
                   Regional Health Center,
                   Inc.)/(Original Issue

                   Yield: 6.90%), 10/1/2022         NR         2,042,420
     1,750,000     Wisconsin Health and

                   Educational Facilities
                   Authority, Revenue
                   Bonds, 5.80% (Beaver Dam
                   Community Hospitals,

                   Inc.), 8/15/2028                 NR         1,695,260
PRINCIPAL                                        CREDIT
AMOUNT                                           RATING 1          VALUE
                   LONG-TERM MUNICIPALS-

                   continued

                   WISCONSIN-CONTINUED

 $   2,300,000     Wisconsin Health and
                   Educational Facilities
                   Authority, Revenue
                   Bonds, Series 1998,
                   5.75% (Attic Angel
                   Obligated
                   Group)/(Original Issue
                   Yield: 6.00%),
                   11/15/2027                       NR     $   2,194,269
     3,595,000     Wisconsin Housing &
                   Economic Development
                   Authority, Home
                   Ownership Revenue Bonds
                   (Series H), 5.75%,

                   9/1/2028                        Aa2         3,700,729
                   TOTAL                                      10,857,478

                   TOTAL INVESTMENTS
                   (IDENTIFIED COST

                   $456,632,081) 3                        $  485,601,329


 Securities that are subject to the Alternative Minimum Tax represent 43.5% of the portfolio as calculated upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Securities exempt from registration under the Securities Act of 1933, as amended and may only be sold to dealers and other exempt investors. These securities have been determined to be liquid according to guidelines estab lished by the Board of Directors. At February 28, 1999, these securities amounted to $38,257,430 which represents 7.9% of net assets.

3 The cost of investments for federal tax purposes amounts to $456,244,581. The net unrealized appreciation of investments on a federal tax basis amounts to $29,356,748 which is comprised of $30,801,905 appreciation and $1,445,157 depreciation at February 28, 1999.

Note: The categories of investments are shown as a percentage of net assets ($483,151,969) at February 28, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation COL -Collateralized EDA -Economic Development Authority EDFA -Economic Development Financing Authority FHA -Federal Housing Administration FHA/VA -Federal Housing Administration/Veterans Administration FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranteed HDA -Hospital Development Authority HEFA -Health and Education Facilities Authority HFA -Housing Finance Authority HFDC -Health Facility Development Corporation IDA -Industrial Development Authority IFA -Industrial Finance Authority INS -Insured LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PCA -Pollution Control Authority PCR -Pollution Control Revenue PRF -Prerefunded SFM -Single Family Mortgage UT -Unlimited Tax VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

FEBRUARY 28, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at value
(identified and tax cost
$456,632,081)                                   $ 485,601,329
Income receivable                                   8,478,512
Receivable for
investments sold                                      655,000
Receivable for shares sold                          1,271,234
TOTAL ASSETS                                      496,006,075
LIABILITIES:

Payable for investments
purchased                      $ 11,947,219
Payable for shares redeemed         448,785
Payable to Bank                     287,621
Accrued expenses                    170,481
TOTAL LIABILITIES                                  12,854,106
Net Assets for 44,299,418
shares outstanding                              $ 483,151,969
NET ASSETS CONSIST OF:

Paid in capital                                 $ 470,354,835
Net unrealized
appreciation of investments                        28,969,248
Accumulated net realized
loss on investments                               (15,576,157)
Distributions in excess
of net investment income                             (595,957)
TOTAL NET ASSETS                                $ 483,151,969
NET ASSET VALUE,
OFFERING PRICE, AND
REDEMPTION PROCEEDS PER SHARE
CLASS A SHARES:
Net Asset Value Per Share
($110,240,437 / 10,107,606
shares outstanding)                                    $10.91
Offering Price Per Share
(100/95.50 of $10.91) 1                                $11.42
Redemption Proceeds Per
Share (100/100 of $10.91) 2                            $10.91
CLASS B SHARES:
Net Asset Value Per Share
($65,307,854 / 5,989,480
shares outstanding)                                    $10.90
Offering Price Per Share
(100/100 of $10.90) 1                                  $10.90
Redemption Proceeds Per
Share (94.50/100 of $10.90) 2                          $10.30
CLASS C SHARES:
Net Asset Value Per Share
($8,443,485 / 774,221
shares outstanding)                                    $10.91
Offering Price Per Share
(100/100 of $10.91) 1                                  $10.91
Redemption Proceeds Per
Share (99/100 of $10.91) 2                             $10.80
CLASS F SHARES:
Net Asset Value Per Share
($299,160,193 /
27,428,111 shares
outstanding)                                           $10.91
Offering Price Per Share
(100/99 of $10.91) 1                                   $11.02
Redemption Proceeds Per
Share (99/100 of $10.91) 2                             $10.80


1 See "Investing in the Fund" in the Prospectus.

2 See "Contingent Deferred Sales Charge" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)



INVESTMENT INCOME:
Interest                                      $  14,898,986
EXPENSES:

Investment advisory fee       $ 1,441,081
Administrative personnel
and services fee                  181,096
Custodian fees                     18,493
Transfer and dividend
disbursing agent fees
and expenses                      133,540
Directors'/Trustees' fees           8,869
Auditing fees                       9,412
Legal fees                          2,896
Portfolio accounting fees          74,456
Distribution services
fee-Class B Shares                207,421
Distribution services
fee-Class C Shares                 27,540
Shareholder services
fee-Class A Shares                138,738
Shareholder services
fee-Class B Shares                 69,140
Shareholder services
fee-Class C Shares                  9,180
Shareholder services
fee-Class F Shares                383,392
Share registration costs           33,847
Printing and postage               24,797
Insurance premiums                  3,439
Taxes                              17,919
Miscellaneous                       3,982
TOTAL EXPENSES                  2,789,238
Net investment income                            12,109,748

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized loss on

investments                                     (10,250,115)
Net change in unrealized
appreciation of investments                       4,308,875
Net realized and unrealized
loss on investments                              (5,941,240)
Change in net assets
resulting from operations                     $   6,168,508


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                                   SIX MONTHS

                                        ENDED                 YEAR
                                  (unaudited)                ENDED

                                 FEBRUARY 28,           AUGUST 31,
                                         1999                 1998

INCREASE (DECREASE) IN

NET ASSETS

OPERATIONS:

Net investment income          $   12,109,748       $   22,471,420
Net realized gain (loss)
on investments ($(10,637,615)
and $4,375,593, respectively,
as computed for federal tax
purposes)                         (10,250,115)           4,375,593
Net change in unrealized
appreciation of investments         4,308,875           11,688,975
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS           6,168,508           38,535,988
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Class A Shares                     (2,817,577)          (5,141,911)
Class B Shares                     (1,171,825)          (1,241,221)
Class C Shares                       (154,481)            (144,720)
Class F Shares                     (7,787,064)         (16,533,742)
CHANGE IN NET ASSETS
RESULTING FROM DISTRIBUTIONS

TO SHAREHOLDERS                   (11,930,947)         (23,061,594)
SHARE TRANSACTIONS:
Proceeds from sale of shares       42,345,886           75,194,657
Net asset value of shares
issued to shareholders
in payment of
distributions declared              7,164,082           13,981,416
Cost of shares redeemed           (43,248,746)         (65,472,597)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        6,261,222           23,703,476
Change in net assets                  498,783           39,177,870
NET ASSETS:

Beginning of period               482,653,186          443,475,316
End of period                  $  483,151,969       $  482,653,186


See Notes which are an integral part of the Financial Statements

Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                SIX MONTHS

                                     ENDED
                               (UNAUDITED)

                              FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                      1999              1998        1997       1996 1
NET ASSET VALUE,
BEGINNING OF PERIOD                 $11.04            $10.67      $10.33     $10.42
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                 0.28              0.54        0.58       0.08
Net realized and
unrealized gain (loss)
on investments                       (0.13)             0.39        0.33      (0.12)
Total from investment
operations                            0.15              0.93        0.91      (0.04)
LESS DISTRIBUTIONS:

Distributions from net

investment income                    (0.28)            (0.56)      (0.57)     (0.05)
NET ASSET VALUE, END OF

PERIOD                              $10.91            $11.04      $10.67     $10.33
TOTAL RETURN 2                        1.34%             8.91%       9.07%     (0.36%)

RATIOS TO AVERAGE NET

ASSETS:

Expenses                              1.06% 3           1.08%       1.09%      0.84% 3
Net investment income                 5.14% 3           4.98%       5.29%      6.15% 3
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                      $110,240         $112,179     $94,941       $296
Portfolio turnover                      14%               41%         20%        22%


1 Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                SIX MONTHS

                                     ENDED

                               (unaudited)

                              FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                      1999          1998        1997       1996 1

NET ASSET VALUE,
BEGINNING OF PERIOD                 $11.03        $10.66      $10.33     $10.42
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                 0.23          0.44        0.51       0.08
Net realized and
unrealized gain (loss)
on investments                       (0.13)         0.40        0.31      (0.12)
Total from investment
operations                            0.10          0.84        0.82      (0.04)
LESS DISTRIBUTIONS:

Distributions from net

investment income                    (0.23)        (0.47)      (0.49)     (0.05)
NET ASSET VALUE, END OF

PERIOD                              $10.90        $11.03      $10.66     $10.33
TOTAL RETURN 2                        0.95%         8.08%       8.17%     (0.36%)

RATIOS TO AVERAGE NET

ASSETS:

Expenses                              1.82% 3       1.83%       1.84%      0.84% 3
Net investment income                 4.42% 3       4.25%       4.55%      6.15% 3
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                      $65,308       $47,028     $14,997       $296
Portfolio turnover                      14%           41%         20%        22%


1 Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                SIX MONTHS

                                     ENDED

                               (unaudited)

                              FEBRUARY 28,           YEAR ENDED AUGUST 31,
                                      1999         1998       1997       1996 1

NET ASSET VALUE,
BEGINNING OF PERIOD                 $11.03       $10.66     $10.33     $10.42
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                 0.24         0.45       0.50       0.08
Net realized and
unrealized gain (loss)
on investments                       (0.13)        0.40       0.32      (0.12)
Total from investment
operations                            0.11         0.85       0.82      (0.04)
LESS DISTRIBUTIONS:

Distributions from net

investment income                    (0.23)       (0.48)     (0.49)     (0.05)
NET ASSET VALUE, END OF

PERIOD                              $10.91       $11.03     $10.66     $10.33
TOTAL RETURN 2                        1.03%        8.11%      8.17%     (0.36%)

RATIOS TO AVERAGE NET

ASSETS:

Expenses                              1.81% 3      1.83%      1.86%      0.84% 3
Net investment income                 4.40% 3      4.24%      4.51%      6.15% 3
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                       $8,444       $6,269     $1,950       $296
Portfolio turnover                      14%          41%        20%        22%


1 Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

2 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                SIX MONTHS

                                     ENDED

                               (unaudited)

                              FEBRUARY 28,                               YEAR ENDED AUGUST 31,
                                      1999           1998         1997         1996         1995         1994
NET ASSET VALUE,
BEGINNING OF PERIOD                 $11.04         $10.67       $10.33       $10.71       $10.56       $11.28
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income                 0.28           0.55         0.54         0.69         0.63         0.61
Net realized and
unrealized gain (loss)
on investments                       (0.13)          0.38         0.37        (0.42)        0.15        (0.73)
Total from
investment operations                 0.15           0.93         0.91         0.27         0.78        (0.12)
LESS DISTRIBUTIONS:

Distributions from net

investment income                    (0.28)         (0.56)       (0.57)       (0.65)       (0.63)       (0.60)
NET ASSET VALUE,
END OF PERIOD                       $10.91         $11.04       $10.67       $10.33       $10.71       $10.56
TOTAL RETURN 1                        1.34%          8.91%        9.07%        2.47%        7.73%       (1.06%)

RATIOS TO AVERAGE
NET ASSETS:

Expenses                              1.06% 2        1.08%        1.08%        1.08%        1.08%        1.09%
Net investment income                 5.13% 2        4.98%        5.23%        5.91%        6.18%        5.56%
Expense
waiver/reimbursement 3                0.00% 2        0.00%        0.01%        0.01%        0.00%        0.00%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $299,160       $317,178     $331,588     $383,028     $426,010     $472,232
Portfolio turnover                      14%            41%          20%          22%          13%          27%


1 Based on net asset value, which does not reflect the sales charge or con tingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

FEBRUARY 28, 1999 (UNAUDITED)

ORGANIZATION

Federated Municipal Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diver sified, open-end management investment company. The investment objective is to provide a high level of current income which is generally exempt from fed eral regular income tax.

The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an inde pendent pricing service. However, short-term securities with remaining matu rities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At February 28, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $5,326,042, which will reduce the Fund's tax able income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the dis tributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
2002                     $  755,664
2003                        775,694
2004                      3,794,684

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security posi tions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and rev enues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At February 28, 1999, par value shares ($0.001 per share) authorized were as follows:

                   NUMBER OF PAR VALUE
SHARE CLASS NAME   CAPITAL STOCK AUTHORIZED
Class A Shares       500,000,000
Class B Shares       500,000,000
Class C Shares       500,000,000
Class F Shares       500,000,000
TOTAL              2,000,000,000

Transactions in capital stock were as follows:



                                   SIX MONTHS ENDED                    YEAR ENDED
                                  FEBRUARY 28, 1999                 AUGUST 31, 1998

CLASS A SHARES:               SHARES          AMOUNT        SHARES             AMOUNT
Shares sold                   823,146   $   9,033,399      2,396,950       $  26,115,990
Shares issued to
shareholders in payment
of distributions
declared                      176,550       1,934,434        325,421           3,526,334
Shares redeemed            (1,055,962)    (11,565,485)    (1,457,233)        (15,845,507)
NET CHANGE RESULTING
FROM CLASS A SHARE

TRANSACTIONS                  (56,266)  $    (597,652)     1,265,138       $  13,796,817


                                   SIX MONTHS ENDED                    YEAR ENDED
                                  FEBRUARY 28, 1999                 AUGUST 31, 1998

CLASS B SHARES:               SHARES           AMOUNT        SHARES               AMOUNT
Shares sold                 2,235,031         $24,514,072      3,100,694       $  33,768,993
Shares issued to
shareholders in payment
of distributions
declared                       51,001             558,620         54,169             587,226
Shares redeemed              (559,170)         (6,133,216)      (298,593)         (3,262,688)
NET CHANGE RESULTING
FROM CLASS B SHARE

TRANSACTIONS                1,726,862       $  18,939,476      2,856,270       $  31,093,531


                                  SIX MONTHS ENDED                    YEAR ENDED
                                  FEBRUARY 28, 1999                 AUGUST 31, 1998

CLASS C SHARES:               SHARES           AMOUNT        SHARES               AMOUNT
Shares sold                   366,646       $   4,023,151        419,685       $   4,574,972
Shares issued to
shareholders in payment
of distributions declared      10,339             113,293         11,298             122,567
Shares redeemed              (170,927)         (1,869,930)       (45,704)           (497,848)
NET CHANGE RESULTING
FROM CLASS C SHARE

TRANSACTIONS                  206,058       $   2,266,514        385,279       $   4,199,691


                                 SIX MONTHS ENDED                    YEAR ENDED
                                  FEBRUARY 28, 1999                 AUGUST 31, 1998

CLASS C SHARES:               SHARES           AMOUNT        SHARES               AMOUNT
Shares sold                   435,028          $4,775,264        985,428       $  10,734,702
Shares issued to
shareholders in payment
of distributions declared     415,922           4,557,735        899,119           9,745,289
Shares redeemed            (2,159,414)        (23,680,115)    (4,227,235)        (45,866,554)
NET CHANGE RESULTING
FROM CLASS F SHARE

TRANSACTIONS               (1,308,464)     $  (14,347,116)    (2,342,688)     $  (25,386,563)
NET CHANGE RESULTING

FROM SHARE TRANSACTIONS       568,190      $    6,261,222      2,163,999      $   23,703,476


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administra tive Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses of the average daily net assets of each class as follows:

                   PERCENT OF AVERAGE
SHARE CLASS NAME   DAILY NET ASSETS

Class A Shares     0.25%
Class B Shares     0.75%
Class C Shares     0.75%
Class F Shares     0.25%

For the period ended February 28, 1999, Class A Shares and Class F Shares did not incur a distribution service fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Share holder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of aver age daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disburs ing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTION

During the period ended February 28, 1999, the Fund engaged in purchase and sales transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $48,400,000 and $78,100,000, respectively.

GENERAL

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended February 28, 1999, were as follows:

Purchases   $72,611,688
Sales       $67,121,665

INVESTMENT RISK

Although the Fund has a diversified portfolio, the Fund has 15.1% of its portfolio investment in lower rated and comparable quality unrated high-yield securities. Invesments in higher yield securities are accomplished by greater degree of credit risk and the risk tends to be more sensitive to eco nomic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer. At February 28, 1999, the Fund had no defaulted securities.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking mea sures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

SUBSEQUENT EVENT

The Adviser, formerly known as Federated Advisers, changed its name to Feder ated Investment Management Company effective March 31, 1999.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

WILLIAM J. COPELAND

JAMES E. DOWD, ESQ.

LAWRENCE D. ELLIS, M.D.

RICHARD B. FISHER

EDWARD L. FLAHERTY, JR., ESQ.

PETER E. MADDEN

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

MATTHEW S. HARDIN

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other gov ernment agency. Investment in mutual funds involves investment risk, includ ing the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts con cerning its objective and policies, management fees, expenses, and other information.

AS OF FEBRUARY 28, 1999

 [Graphic]
 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Federated Municipal Opportunities Fund, Inc.

Established 1987

12TH SEMI-ANNUAL REPORT

 [Graphic]
 Federated

 Federated Municipal Opportunities Fund, Inc.
 Federated Investors Funds
 5800 Corporate Drive

 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 313910200

Cusip 313910309

Cusip 313910408

Cusip 313910101

8040407 (4/99)

 [Graphic]

APPENDIX

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

A. The graphic representation here displayed entitled "Initial Investment" consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class F shares of Federated Municipal Opportunities Fund, Inc. (the "Fund"). The darker-shaded portion reflects the Principal Value of a $12,000/1,089 Shares investment in the Fund. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $12,000 in the Fund on 4/10/87, would have a reinvested total worth of $27,211/2,494 Shares on 2/28/99. The "x" axis reflects computation periods from 4/10/87 to 2/28/99. The right margin of the chart reflects the ending values of a hypothetical investment of $12,000 in the Fund measured in increments of $5,000 ranging from $0 to $30,000.

B. The graphic representation here displayed, entitled "Yearly Investments of $1,000," consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class F Shares of Federated Municipal Opportunities Fund, Inc. (the "Fund"). The darker-shaded portion reflects the Principal Value of a $1,000/99 Shares investment in the Fund (totaling $12,000 by 2/28/99). The color-coded mountain chart is a visual representation of the narrative text above it, which shows that $1,000 annual investments in the Class F Shares of Federated Municipal Opportunities Fund, Inc. beginning on 4/10/87 would have a reinvested total value of $18,629/1,708 Shares on 2/28/99. The "x" axis reflects computation periods from 4/10/87 to 2/28/99. The right margin of the chart reflects the ending values of a hypothetical annual investment of $1,000 in the Fund measured in increments of $5,000 ranging from $0 to $20,000.

C. The graphic representation here displayed, entitled "Income Over Time," consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class F Shares of Federated Municipal Opportunities Fund, Inc. (the "Fund") the darker-shaded portion represents the Principal Value of Continuing Investments (totaling $118,484/10,860 Shares by 2/28/99). The color-coded mountain is a visual representation of the narrative text above it, which shows that an original $5,000/495 Shares investment in the Fund on 4/10/87 and additional investments of $500 on the first of every month following would have grown to a reinvested total value of $118,484/10,860 Shares on 2/28/99. The "x" axis reflects computation periods from 4/10/87 to 2/28/99. The right margin of the chart reflects the ending values of a hypothetical original investment and subsequent annual investments in the Fund measured in increments of $20,000 ranging from $0 to $120,000.